Other operating expenses	12 Months Ended
Dec. 31, 2020
Expenses by nature [abstract]
Other operating expenses
6 Other operating expenses
(a) Items included within other operating expenses
The following items are included within other operating expenses:

	Notes	2022 £m	2021 £m	2020 £m
Other operating expenses		9,018	7,468	7,667
The following items are included within other operating expenses:
Master settlement agreement	6(b),(d)	2,387	2,486	2,783
Marketing costs in operating expenses	6(c)	1,160	1,242	1,096
Inventory write-offs	20	250	215	309
Research and development expenses (excluding employee benefit costs and depreciation)	6(e)	138	141	121
Loss on disposal of businesses	6(f)	(6)	358	—
Excise, VAT and penalties in respect of disputes in Turkey, South Korea and Russia	6(g)	—	26	(40)
Charges in respect of DOJ investigation	6(h)	450	—	—
Charges in respect of assets held-for-sale	6(j)	612	—	—
Charges in respect of Nigerian FCCPC case	6(i)	79	—	—
Social contribution expense related to Brazil VAT case		12	—	—
Exchange differences		92	19	(29)
Hedge ineffectiveness within operating profit		36	(5)	(3)
Expenses relating to short-term leases		11	8	10
Expenses relating to leases of low-value assets		1	1	1
Gains arising from sale and leaseback transactions		—	—	(1)
Auditor’s remuneration	6(k)	29	27	28
(b) Master Settlement Agreement
In 1998, the major U.S. cigarette manufacturers (including the R.J. Reynolds Tobacco Company, Lorillard and Brown & Williamson, businesses which are now part of the Reynolds Group) entered into the Master Settlement Agreement (MSA) with attorneys general representing most U.S. states and territories. The MSA imposes a perpetual stream of future payment obligations on the major U.S. cigarette manufacturers. The amounts of money that the participating manufacturers are required to annually contribute are based upon, amongst other things, the volume of cigarettes sold and market share (based on cigarette shipments in that year).
During 2012, R.J. Reynolds Tobacco Company, Santa Fe Natural Tobacco Company (SFNTC), various other tobacco manufacturers, 17 states, the District of Columbia and Puerto Rico reached an agreement related to the Non-Participating Manufacturer (NPM) adjustment under the MSA, and three more states joined the agreement in 2013. Under this agreement, R.J. Reynolds Tobacco Company has received credits of more than
US$1 billion, in respect of its Non-Participating Manufacturer (NPM) Adjustment claims related to the period from 2003 to 2012. These credits have been applied against the companies’ MSA payments over a period of five years from 2013, subject to, and dependent upon, meeting the various ongoing performance obligations. During 2014, two additional states agreed to settle NPM disputes related to claims for the period 2003 to 2012. R.J. Reynolds Tobacco Company has received US$170 million in credits, which has been applied over a five-year period from 2014. During 2015, another state agreed to settle NPM disputes related to claims for the period 2004 to 2014 and included a method to determine future adjustments from 2015 forward. R.J. Reynolds Tobacco Company has received US$285 million in credits, which was applied over a four-year period from 2016. During 2016, no additional states agreed to settle NPM disputes. During 2017, two more states agreed to settle NPM disputes related to claims for the period 2004 to 2014. It is estimated that R.J. Reynolds Tobacco Company will receive US$61 million in credits, which will be applied over a five-year period from 2017. During 2018, nine more states agreed to settle NPM disputes related to claims for the period 2004 to 2019, with an option through 2022, subject to certain conditions. It is estimated that R.J. Reynolds Tobacco Company will receive US$182 million in credits for settled periods through 2017, which will be applied over a five-year period from 2018. Also, in 2018, one additional state agreed to settle NPM disputes related to claims for the period 2004 to 2024, subject to certain conditions. It is estimated that R.J. Reynolds Tobacco Company will receive US$205 million in credits for settled periods through 2017, which will be applied over a five-year period from 2019. In the first quarter of 2020, certain conditions set forth in the 2017 and 2018 agreements were met for those 10 states. In 2022, an additional state settled NPM disputes related to claims for the period 2005 to 2018. It is estimated that R.J. Reynolds Tobacco Company will receive a credit of US$130 million for settled periods through 2018, which will be applied over a five-year period from 2022. Credits in respect of future years’ payments and the NPM Adjustment claims would be accounted for in the applicable year and will not be treated as adjusting items. Only credits in respect of prior year payments are included as adjusting items.
In 2020, R.J. Reynolds Tobacco Company recognised additional expenses under the state settlement agreements in the States of Mississippi, Florida, Texas and Minnesota. R.J. Reynolds Tobacco Company recognised US$241 million of expense for payment obligations to the State of Florida for the ITG Brands, LLC acquired brands from the date of divestiture, June 12, 2015, as a result of an unfavourable judgment. In addition,
R.J. Reynolds Tobacco Company recognised US$264 million related to the resolution of claims against it in the States of Texas, Minnesota and Mississippi for payment obligations to those states for the ITG Brands, LLC acquired brands from the date of divestiture. Finally, R.J. Reynolds Tobacco Company settled certain related claims with Phillip Morris USA under the state settlement agreements in the states of Mississippi, Texas and Minnesota for US$8 million. Additional information related to the resolution of these claims is included in notes 6(d) and 31. During 2021, an additional US$17 million expense was recognised in relation to the final resolution of the Texas and Minnesota claims. In 2022, R.J. Reynolds Tobacco Company recognised US$37 million in additional expenses related to a settlement with Philip Morris USA resolving prior operating profit disputes under the MSA related to the ITG Brands, LLC acquired brands.
The BAT Group is subject to substantial payment obligations under the MSA and the state settlement agreements with the States of Mississippi, Florida, Texas and Minnesota (such settlement agreements, collectively State Settlement Agreements). Reynolds Group’s operating subsidiaries’ expenses and payments under the MSA and the State Settlement Agreements for 2022 amounted to US$2,951 million (2021: US$3,420 million; 2020: US$3,572 million) in respect of settlement expenses and US$3,129 million (2021: US$3,744 million; 2020: US$2,848 million) in respect of settlement cash payments.
(c) Marketing costs recognised as operating expenses
Certain marketing activities, such as discounts or allowances provided to customers, are required to be deducted from revenue as explained in note 1. Other marketing expenses, such as point of sale and promotional materials, media advertising and sponsorship, and consumer research, are reported as operating expenses and have been shown in the table above.
(d) Litigation costs
Litigation costs included within other operating expenses, and reported as an adjusting item, were £170 million (2021: £54 million; 2020: £87 million) predominantly related to litigation costs including Engle progeny with the remainder relating to immaterial other health related claims.
In 2022, the Group received £26 million of NPM credits related to a favourable resolution in respect of MSA litigation in the state of Illinois.
In 2020, also included as an adjusting item was a charge of £400 million incurred largely in respect of charges following the development in cases regarding payment obligations under the state settlement agreements with Florida, Texas, Minnesota and Mississippi for brands previously sold to a third party. The Group recognised a charge of £188 million in the period for a final judgment of a case in the Florida court. The Group continues to pursue indemnification remedies in a Delaware court for payments made to Florida as a result of this judgment, as explained in note 31. During 2020, the Group also recognised a provision of £212 million related to the settlement discussions with other manufacturers and the States of Texas, Minnesota and Mississippi for payment obligations related to these brands in prior years. During 2021, an additional £12 million expense was recognised in relation to the final resolution of the Texas and Minnesota claims.
(e) Research and development
Total research and development costs, including employee benefit costs and depreciation, are £323 million (2021: £304 million; 2020: £307 million).
(f) Loss on disposal of businesses
On 6 August 2021, the Group disposed of its Iranian subsidiary, B.A.T. Pars Company PJSC (BAT Pars). Included within other operating expenses, and recognised as an adjusting item in 2021, was a charge of £358 million comprising £272 million of foreign exchange reclassified from other comprehensive income (note 22(c)(i)) and an impairment charge and associated costs of £88 million. In 2022, as a result of the unwind of discounting on the deferred proceeds and a true-up on the completion of accounts, a credit of £6 million (2021: £2 million) was recognised.
(g) Tax disputes in Turkey, South Korea and Russia
The settlement of tax disputes in Turkey, South Korea and Russia were recognised as adjusting items.
Turkey
British American Tobacco Tutun Mamulleri Sanayi ve Ticaret Anonim Sirketi (BAT Tutun) was subject to a series of tax audits mainly on inventory movements for the years 2015, 2016 and 2019. In August 2021, BAT Tutun applied under the relevant tax amnesty law to settle its retrospective tax assessments. Based on the settlement through the tax amnesty procedure, in 2021, BAT Tutun agreed to pay £47 million in 18 instalments from 1 November 2021 until 31 July 2024. Of the £47 million, £30 million of excise and penalties were recognised and charged to operating profit, £11 million as interest in net finance costs (note 8(b)) and £6 million in taxation.
South Korea
As explained in note 31, on 16 September 2021, Rothmans Far East B.V. Korea Branch Office received £4 million in relation to a VAT case. In line with the treatment of the associated expense incurred in 2016, the cash received was recognised as an adjusting item in 2021.
Russia
In August 2019, the Russian tax authority issued a final audit report to JSC British American Tobacco-SPb (BAT SpB) related to the application of legislation introduced in 2017 that prospectively limited the amount of production that could take place prior to excise tax increases, without being subject to higher excise tax rates. The final audit report sought to retrospectively apply the legislation to the years 2015 to 2017. BAT SpB submitted an appeal to the Federal Tax Services (FTS) objecting to the findings. The FTS accepted some of BAT SpB’s arguments and, on 27 January 2020, a final claim was issued by the FTS. As a consequence, the Group recognised a charge of £202 million.
In 2020, a credit of £40 million was recognised in relation to the 2019 charge discussed above, of which £14 million was offset in the adjusting items included in taxation (note 10(d)).
(h) Charges in respect of DOJ and OFAC investigations
From time to time, the Group investigates, and becomes aware of governmental authorities’ investigations into, allegations of misconduct, including alleged breaches of sanctions and allegations of corruption, against Group companies. The Group cooperates with the authorities’ investigations, where appropriate.
For example, the Group has been cooperating with investigations by the DOJ and OFAC into suspicions of breaches of sanctions. The Group is currently engaged in discussions with both agencies to find a resolution through settlement. A provision of £450 million has been recognised in 2022, however it cannot be excluded that the amount of any potential settlement with the DOJ and OFAC may vary from this amount.
(i) Charges in respect of Nigerian FCCPC case
In 2022, a charge of £79 million was recognised, related to the conclusion of the investigation into alleged violations of the Nigerian Competition and Consumer Protection Act and National Tobacco Control Act.
(j) Charges in respect of assets held-for-sale
On 11 March 2022, the Group announced the intention to transfer its Russian business in full compliance with international and local laws. The Group has two subsidiaries in Russia (BAT Russia), being JSC British American Tobacco-SPb and JSC International Tobacco Marketing Services (ITMS). In addition, the Group's subsidiary in Belarus, International Tobacco Marketing Services BY, will form part of the transaction. Upon completion, it is intended that the Group will no longer have a presence in Russia (or Belarus).
In accordance with IFRS 5, the assets and liabilities of these subsidiaries have been classified as held-for-sale at 31 December 2022 and presented as such on the balance sheet at an estimated fair value less costs to sell. An impairment charge of £554 million and associated costs of £58 million have been recognised in Other operating expenses as adjusting items. Refer to note 27(d)(i) for further details.
(k) Auditor’s remuneration

	2022 £m	2021 £m	2020 £m
Auditor’s remuneration
Total expense for audit services pursuant to legislation:
–fees to KPMG LLP for Parent Company and Group audit	9.4	8.7	8.7
–fees to KPMG LLP firms and associates for local statutory and Group reporting audits	11.0	9.5	9.9
Total audit fees expense - KPMG LLP firms and associates	20.4	18.2	18.6
Audit fees expense to other firms	0.2	0.2	0.2
Total audit fees expense	20.6	18.4	18.8
Fees to KPMG LLP firms and associates for other services:
–audit-related assurance services	7.1	8.0	8.5
–other assurance services	0.9	0.3	0.5
–tax advisory services	—	—	—
–tax compliance	—	—	—
–audit of defined benefit schemes of the Company	0.2	0.4	0.5
–other non-audit services	—	—	—
	8.2	8.7	9.5
The total auditor’s remuneration to KPMG firms and associates included above are £28.6 million (2021: £26.9 million; 2020: £28.1 million).
Under SEC regulations, the remuneration to KPMG firms and associates of £28.6 million in 2022 (2021: £26.9 million; 2020: £28.1 million) is required to be presented as follows: audit fees £27.5 million (2021: £26.2 million; 2020: £27.5 million), audit-related fees £0.2 million (2021: £0.4 million; 2020: £0.5 million), tax fees £nil (2021: £nil; 2020: £nil) and all other fees £0.9 million (2021: £0.3 million; 2020: £0.1 million). Audit-related fees are in respect of services provided to associated pension schemes. All other fees are in respect of other assurance services, including those provided over information derived from the financial information systems subject to audit or over the controls over those systems.